Bank Financing and Debt (Credit Facility) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Revolving Credit Facility [Member]
Credit Facility [Line Items]
Borrowings outstanding	$ 0
Availability under the credit facility	1,990,000,000
Maximum borrowing capacity under the credit facility	2,000,000,000
Commercial Paper [Member]
Credit Facility [Line Items]
Borrowings outstanding	475,000,000
Maximum borrowing capacity under the credit facility	$ 2,000,000,000
Weighted average interest rate	0.30%
Maximum Consolidated Leverage Ratio [Member]
Debt Covenants [Line Items]
Credit facility covenant description	4.5x
Consolidated Leverage Ratio [Member]
Debt Covenants [Line Items]
Credit facility covenant compliance	1.6x